Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land use rights	395,637	395,637	395,637	62,276
Acquired technology	15,000	33,893	30,932	4,869
Software	258	76,078	75,357	11,862
Gross carrying value	410,895	505,608	501,926	79,007
Less: Accumulated amortization	(57,869)	(107,143)	(130,101)	(20,479)

Net carrying value	353,026	398,465	371,825	58,528

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Expected amortization expense on these intangible assets for each of the next five years and thereafter is as follows:

Year ending June 30	(RMB’000)	(US$’000)

2013	23,373	3,679
2014	22,250	3,502
2015	21,302	3,354
2016	21,111	3,323
2017	20,907	3,291
Thereafter	262,882	41,379
	371,825	58,528